Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) $ in Thousands	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares
Trade receivables, net of allowance for credit losses (in Dollars) | $	$ 1,293		$ 904
Ordinary share, par value per shares (in New Shekels per share) | (per share)	$ 0			₪ 0.23
Ordinary shares, shares authorized	34,930,909		14,269,282
Ordinary shares, shares issued	18,681,047		5,276,184
Ordinary shares, shares outstanding	18,681,047		5,276,184
Related Parties
Current maturities of long-term debt measured under the fair value option due to related parties (in Dollars) | $	$ 38,675		$ 0
Long-term debt measured under the fair value option due to related parties (in Dollars) | $	0		21,976
Convertible loans (CLAs) measured under the fair value option due to related parties (in Dollars) | $	$ 0		$ 9,780
Convertible Preferred Shares A
Convertible Preferred Shares, par value per share (in New Shekels per share) | ₪ / shares		0.23		0.23
Convertible Preferred Shares, shares authorized	0		3,671,937
Convertible Preferred Shares, issued	0		2,192,611
Convertible Preferred Shares, outstanding	0		2,192,611
Convertible Preferred Shares B
Convertible Preferred Shares, par value per share (in New Shekels per share) | ₪ / shares		0.23		0.23
Convertible Preferred Shares, shares authorized	0		439,091
Convertible Preferred Shares, issued	0		333,366
Convertible Preferred Shares, outstanding	0		333,366
Convertible Preferred Shares C
Convertible Preferred Shares, par value per share (in New Shekels per share) | ₪ / shares		0.23		0.23
Convertible Preferred Shares, shares authorized	0		2,195,457
Convertible Preferred Shares, issued	0		590,059
Convertible Preferred Shares, outstanding	0		590,059
Aggregate liquidation (in Dollars) | $	$ 0		$ 9,039
Convertible Preferred Shares D
Convertible Preferred Shares, par value per share (in New Shekels per share) | ₪ / shares		₪ 0.23		₪ 0.23
Convertible Preferred Shares, shares authorized	0		2,195,457
Convertible Preferred Shares, issued	0		1,587,881
Convertible Preferred Shares, outstanding	0		1,587,881
Aggregate liquidation (in Dollars) | $	$ 0		$ 64,152